Real Estate Owned	12 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
REAL ESTATE OWNED

NOTE D – REAL ESTATE OWNED

Activity in real estate owned for the years ended June 30 was as follows:

(in thousands)	2020	2019

Balance at beginning of year	$710	$710
Loans transferred to real estate owned	304	347
Capitalized expenditures	44	98
Valuation adjustments	(36)	(66)
Disposals	(382)	(379)
Balance at end of year	$640	$710